Cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash and cash equivalents
Cash on hand	$ 41	₨ 2,859	₨ 2,511	₨ 1,105
Credit card collection in hand	5,645	390,335	209,162	271,125
Balances with bank		1,756,322	2,229,498
Cash in transit	166	11,498	23,902	30,371
Total cash and cash equivalents	$ 31,247	2,161,014	2,465,073	₨ 1,532,629
Undrawn borrowing facilities		₨ 3,108	₨ 710,450